UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

Deutsche Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche U.S. Bond Index Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 27.5%
Consumer Discretionary 2.6%
21st Century Fox America, Inc.:
4.5%, 2/15/2021	30,000	33,230
6.15%, 3/1/2037	20,000	25,825
6.65%, 11/15/2037	80,000	107,880
CBS Corp., 4.3%, 2/15/2021	105,000	113,419
Comcast Corp., 6.4%, 5/15/2038	80,000	108,356
DIRECTV Holdings LLC:
4.45%, 4/1/2024	35,000	37,380
4.6%, 2/15/2021	60,000	65,609
Ford Motor Credit Co., LLC, 4.25%, 9/20/2022	250,000	269,536
Historic TW, Inc., 6.625%, 5/15/2029	10,000	12,910
Home Depot, Inc., 4.2%, 4/1/2043	50,000	54,624
Johnson Controls, Inc., 5.0%, 3/30/2020	75,000	83,790
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	65,858
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	145,000	161,697
Series I, 6.3%, 10/15/2037	60,000	78,672
McGraw Hill Financial, Inc., 5.9%, 11/15/2017	40,000	43,989
NBCUniversal Media LLC, 2.875%, 1/15/2023 (a)	40,000	40,630
Nordstrom, Inc., 6.25%, 1/15/2018	125,000	140,989
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	93,010
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	40,000	45,797
Target Corp., 7.0%, 1/15/2038	75,000	109,313
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	110,025
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	89,332
Time Warner Cable, Inc.:
6.75%, 6/15/2039	75,000	96,130
8.75%, 2/14/2019	55,000	67,895
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	89,531
6.1%, 7/15/2040	20,000	25,267
6.25%, 3/29/2041	30,000	38,717
Toyota Motor Credit Corp., 1.25%, 10/5/2017	125,000	125,371
VF Corp., 6.45%, 11/1/2037	15,000	20,794
Viacom, Inc., 6.875%, 4/30/2036	80,000	98,936
Walt Disney Co.:
3.7%, 12/1/2042	55,000	55,876
Series E, 3.75%, 6/1/2021	40,000	43,512
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	41,745
Yum! Brands, Inc., 6.25%, 4/15/2016	40,000	42,122

		2,637,767
Consumer Staples 2.1%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	29,511
10.2%, 2/6/2039	53,000	93,729
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	48,759
5.375%, 1/15/2020	100,000	115,187
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	35,000	36,368
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	24,814
Coca-Cola Co., 1.65%, 3/14/2018	100,000	101,648
ConAgra Foods, Inc.:
7.0%, 4/15/2019	40,000	46,765
7.125%, 10/1/2026	40,000	50,813
Costco Wholesale Corp., 5.5%, 3/15/2017	105,000	114,559
CVS Health Corp., 5.75%, 6/1/2017	14,000	15,374
Diageo Capital PLC, 5.75%, 10/23/2017	65,000	72,225
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	19,536
General Mills, Inc., 5.7%, 2/15/2017	40,000	43,354
Kellogg Co., Series B, 7.45%, 4/1/2031	40,000	53,964
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	56,683
Kraft Foods Group, Inc., 5.0%, 6/4/2042	50,000	55,331
Kroger Co., 8.0%, 9/15/2029	40,000	56,336
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	20,000	22,165
5.9%, 11/1/2039	20,000	24,517
Mondelez International, Inc., 4.0%, 2/1/2024 (a)	100,000	108,299
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	35,112
PepsiCo, Inc.:
4.5%, 1/15/2020	95,000	106,570
5.0%, 6/1/2018	80,000	88,658
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	141,223
6.375%, 5/16/2038	20,000	26,506
Procter & Gamble Co., 4.7%, 2/15/2019	165,000	184,561
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	50,000	58,732
5.25%, 9/1/2035	50,000	61,780
5.875%, 4/5/2027	40,000	52,250
Walgreen Co., 5.25%, 1/15/2019	125,000	140,163

		2,085,492
Energy 3.3%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	41,000	49,345
Anadarko Petroleum Corp., 7.95%, 6/15/2039	30,000	42,292
Apache Corp.:
5.25%, 2/1/2042	35,000	38,349
6.0%, 1/15/2037	20,000	23,876
BP Capital Markets PLC:
2.75%, 5/10/2023	90,000	87,795
4.75%, 3/10/2019	110,000	121,748
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	92,570
Buckeye Partners LP, 6.05%, 1/15/2018	40,000	43,431
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	20,000	23,424
Chevron Corp., 4.95%, 3/3/2019	100,000	112,190
ConocoPhillips Holding Co., 6.95%, 4/15/2029	50,000	68,323
Devon Energy Corp., 6.3%, 1/15/2019	40,000	45,840
Devon Financing Corp. LLC, 7.875%, 9/30/2031	40,000	54,522
Energy Transfer Partners LP:
4.65%, 6/1/2021	60,000	64,107
6.625%, 10/15/2036	20,000	23,788
Enterprise Products Operating LLC:
5.25%, 1/31/2020	100,000	112,865
Series D, 6.875%, 3/1/2033	20,000	26,255
EOG Resources, Inc., 5.625%, 6/1/2019	100,000	114,961
Halliburton Co.:
5.9%, 9/15/2018	60,000	68,254
6.7%, 9/15/2038	35,000	47,085
7.45%, 9/15/2039	60,000	85,752
Hess Corp., 7.125%, 3/15/2033	21,000	25,572
Kinder Morgan Energy Partners LP:
6.55%, 9/15/2040	10,000	11,223
6.95%, 1/15/2038	115,000	136,270
7.3%, 8/15/2033	40,000	48,313
Marathon Petroleum Corp., 6.5%, 3/1/2041	40,000	48,736
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	57,455
ONEOK Partners LP, 6.15%, 10/1/2016	60,000	64,108
Petroleos Mexicanos, 5.5%, 1/21/2021	130,000	142,675
Plains All American Pipeline LP:
5.0%, 2/1/2021	40,000	44,297
6.5%, 5/1/2018	40,000	45,391
Shell International Finance BV:
2.25%, 1/6/2023	25,000	24,459
4.3%, 9/22/2019	40,000	44,369
6.375%, 12/15/2038	50,000	69,228
Southern Union Co., 8.25%, 11/15/2029	40,000	53,614
Statoil ASA, 5.25%, 4/15/2019	165,000	187,599
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	47,754
Talisman Energy, Inc., 7.75%, 6/1/2019	65,000	75,006
Tosco Corp., 8.125%, 2/15/2030	70,000	103,117
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	40,000	48,015
6.2%, 10/15/2037	30,000	38,104
6.35%, 5/15/2067	20,000	19,400
6.5%, 8/15/2018	25,000	28,571
7.625%, 1/15/2039	10,000	14,404
Valero Energy Corp.:
7.5%, 4/15/2032	20,000	25,989
9.375%, 3/15/2019	65,000	81,417
10.5%, 3/15/2039	30,000	49,147
Weatherford International Ltd., 6.0%, 3/15/2018	165,000	173,438
Williams Companies, Inc., 8.75%, 3/15/2032	58,000	69,413
Williams Partners LP, 4.875%, 3/15/2024	120,000	120,600

		3,244,456
Financials 7.7%
ACE INA Holdings, Inc., 5.7%, 2/15/2017	82,000	89,074
Allstate Corp., 5.35%, 6/1/2033	41,000	50,139
American Express Co., 2.65%, 12/2/2022	208,000	206,936
American International Group, Inc., Series G, 5.85%, 1/16/2018	40,000	44,685
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	143,780
AXA SA, 8.6%, 12/15/2030	40,000	55,800
Bank of America Corp.:
4.125%, 1/22/2024	50,000	53,542
6.05%, 5/16/2016	50,000	52,486
Series C, 6.4%, 8/28/2017	40,000	44,333
6.5%, 7/15/2018	40,000	45,481
Series L, 7.625%, 6/1/2019	100,000	120,699
Bank of America NA:
5.3%, 3/15/2017	250,000	266,998
6.0%, 10/15/2036	100,000	128,540
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	35,000	39,867
5.5%, 12/1/2017	50,000	55,210
Bank of Nova Scotia, 1.1%, 12/13/2016	150,000	150,525
Bank One Corp., 7.625%, 10/15/2026	40,000	52,915
Bear Stearns Companies LLC, 7.25%, 2/1/2018	235,000	270,547
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	50,000	65,477
BNP Paribas SA, 2.375%, 9/14/2017	205,000	208,962
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	92,852
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	28,223
Citigroup, Inc.:
6.0%, 8/15/2017	40,000	43,999
6.125%, 11/21/2017 (a)	60,000	66,665
6.125%, 5/15/2018	80,000	90,040
6.625%, 6/15/2032	60,000	74,828
8.125%, 7/15/2039	80,000	125,846
8.5%, 5/22/2019	80,000	99,630
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/2022	155,000	166,809
Credit Suisse New York, 5.3%, 8/13/2019	150,000	169,451
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	184,320
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	42,783
5.45%, 1/15/2017	20,000	21,403
8.25%, 3/1/2038	40,000	60,020
General Electric Capital Corp.:
3.1%, 1/9/2023	100,000	102,998
3.15%, 9/7/2022	125,000	129,275
Series A, 6.15%, 8/7/2037	105,000	139,376
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	25,363
HCP, Inc., (REIT), 6.0%, 1/30/2017	205,000	221,393
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	70,650
HSBC Holdings PLC, 5.1%, 4/5/2021	105,000	119,917
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	23,920
JPMorgan Chase & Co.:
1.625%, 5/15/2018	250,000	249,179
4.625%, 5/10/2021	125,000	139,628
6.0%, 1/15/2018	100,000	111,854
6.125%, 6/27/2017	40,000	43,830
6.3%, 4/23/2019	80,000	92,931
Lincoln National Corp., 8.75%, 7/1/2019	130,000	163,577
MetLife, Inc.:
4.75%, 2/8/2021	140,000	158,269
6.4%, 12/15/2036	20,000	23,700
Morgan Stanley:
Series F, 5.625%, 9/23/2019	150,000	170,741
6.375%, 7/24/2042	80,000	106,697
7.3%, 5/13/2019	125,000	149,539
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	37,245
PNC Funding Corp., 6.7%, 6/10/2019	80,000	95,161
Protective Life Corp., 8.45%, 10/15/2039	40,000	60,769
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	24,103
Series D, 6.625%, 12/1/2037	40,000	53,106
Royal Bank of Canada:
1.125%, 7/22/2016	25,000	25,150
2.0%, 10/1/2018	40,000	40,921
2.2%, 9/23/2019	70,000	71,281
Simon Property Group LP, (REIT), 6.125%, 5/30/2018	105,000	119,627
The Goldman Sachs Group, Inc.:
5.95%, 1/18/2018	105,000	116,915
6.125%, 2/15/2033	40,000	51,020
6.15%, 4/1/2018	100,000	112,424
6.25%, 9/1/2017	165,000	182,974
6.75%, 10/1/2037	100,000	131,305
The Travelers Companies, Inc., 6.25%, 6/15/2037	125,000	172,058
U.S. Bancorp., 2.95%, 7/15/2022	165,000	167,849
UBS AG Stamford Branch, Series 10, 5.875%, 7/15/2016	50,000	52,896
Wells Fargo & Co.:
Series I, 3.5%, 3/8/2022	100,000	106,164
5.125%, 9/15/2016	40,000	42,353
5.375%, 2/7/2035	125,000	153,271
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	185,484

		7,657,778
Health Care 2.8%
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	19,839
4.4%, 11/6/2042	41,000	42,206
Actavis, Inc., 3.25%, 10/1/2022	80,000	79,925
Aetna, Inc., 6.625%, 6/15/2036	41,000	55,362
Amgen, Inc.:
1.25%, 5/22/2017	15,000	14,988
5.375%, 5/15/2043	75,000	89,480
Anthem, Inc., 5.85%, 1/15/2036	125,000	152,048
AstraZeneca PLC, 5.9%, 9/15/2017	100,000	111,277
Baxter International, Inc., 2.4%, 8/15/2022	80,000	77,240
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	77,040
3.25%, 11/12/2020	80,000	83,194
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	92,081
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	17,000	22,201
Cardinal Health, Inc., 3.2%, 6/15/2022	80,000	82,021
Covidien International Finance SA:
6.0%, 10/15/2017	60,000	66,913
6.55%, 10/15/2037	20,000	28,128
Eli Lilly & Co., 5.2%, 3/15/2017	105,000	113,729
Express Scripts Holding Co., 7.25%, 6/15/2019	105,000	125,782
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	55,000	74,696
Johnson & Johnson, 4.85%, 5/15/2041	80,000	98,487
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	41,758
McKesson Corp., 5.7%, 3/1/2017	60,000	65,031
Medco Health Solutions, Inc., 7.125%, 3/15/2018	60,000	69,069
Medtronic, Inc., 6.5%, 3/15/2039	20,000	27,453
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	27,600
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	113,360
5.85%, 6/30/2039	20,000	26,423
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	141,070
Pfizer, Inc., 6.2%, 3/15/2019	50,000	58,497
Pharmacia Corp., 6.6%, 12/1/2028	75,000	101,494
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	82,206
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	116,551
UnitedHealth Group, Inc., 2.75%, 2/15/2023	380,000	383,670
Wyeth LLC, 5.95%, 4/1/2037	40,000	51,210

		2,812,029
Industrials 1.9%
3M Co., 5.7%, 3/15/2037	20,000	26,595
Boeing Co.:
3.75%, 11/20/2016	40,000	41,949
6.625%, 2/15/2038	40,000	57,638
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	21,345
6.15%, 5/1/2037	25,000	33,504
6.2%, 8/15/2036	70,000	92,783
Canadian National Railway Co.:
6.2%, 6/1/2036	10,000	13,488
6.25%, 8/1/2034	10,000	13,500
6.375%, 11/15/2037	20,000	27,885
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	80,000	89,361
Caterpillar, Inc., 3.803%, 8/15/2042	50,000	50,721
CSX Corp.:
6.0%, 10/1/2036	80,000	102,877
6.15%, 5/1/2037	40,000	52,399
Deere & Co., 8.1%, 5/15/2030	40,000	61,389
Emerson Electric Co., 5.25%, 10/15/2018	40,000	44,918
General Electric Co.:
4.125%, 10/9/2042	40,000	42,218
5.25%, 12/6/2017	30,000	33,117
Honeywell International, Inc.:
3.35%, 12/1/2023	20,000	21,125
5.7%, 3/15/2036	40,000	51,598
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	116,358
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	50,000	58,101
Koninklijke Philips NV, 6.875%, 3/11/2038	50,000	67,416
Lockheed Martin Corp., 4.07%, 12/15/2042	35,000	36,557
Raytheon Co., 4.4%, 2/15/2020	80,000	88,905
Republic Services, Inc., 5.0%, 3/1/2020	80,000	89,704
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	53,408
Union Pacific Corp., 3.646%, 2/15/2024	33,000	35,702
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	52,015
United Parcel Service, Inc., 5.5%, 1/15/2018	165,000	184,406
United Technologies Corp.:
5.375%, 12/15/2017	40,000	44,438
6.125%, 7/15/2038	50,000	66,558
Waste Management, Inc., 7.1%, 8/1/2026	80,000	108,705
Western Union Co., 6.2%, 11/17/2036	20,000	21,159

		1,901,842
Information Technology 1.4%
Cisco Systems, Inc., 5.9%, 2/15/2039	100,000	128,515
Corning, Inc., 5.75%, 8/15/2040	40,000	48,490
International Business Machines Corp.:
6.5%, 1/15/2028	105,000	138,249
7.625%, 10/15/2018	200,000	241,455
Microsoft Corp.:
4.2%, 6/1/2019	80,000	88,581
5.2%, 6/1/2039	40,000	49,099
Oracle Corp.:
2.8%, 7/8/2021	60,000	62,147
5.0%, 7/8/2019	20,000	22,624
6.125%, 7/8/2039	105,000	139,264
6.5%, 4/15/2038	80,000	109,787
Tyco Electronics Group SA, 6.55%, 10/1/2017	205,000	229,831
Xerox Corp., 6.75%, 2/1/2017	165,000	180,457

		1,438,499
Materials 1.5%
Barrick Gold Corp., 4.1%, 5/1/2023	105,000	103,584
BHP Billiton Finance (U.S.A.) Ltd.:
5.4%, 3/29/2017	125,000	135,658
6.5%, 4/1/2019	40,000	47,093
Dow Chemical Co., 5.25%, 11/15/2041	40,000	44,988
E.I. du Pont de Nemours & Co.:
2.8%, 2/15/2023	95,000	94,870
4.625%, 1/15/2020	50,000	55,864
International Paper Co., 7.5%, 8/15/2021	105,000	131,923
Monsanto Co.:
5.5%, 8/15/2025	20,000	24,068
Series 1, 5.5%, 7/30/2035	50,000	59,906
Newmont Mining Corp.:
3.5%, 3/15/2022	75,000	72,837
5.875%, 4/1/2035	15,000	15,012
Nucor Corp.:
5.85%, 6/1/2018	20,000	22,353
6.4%, 12/1/2037	20,000	25,318
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	80,000	94,227
PPG Industries, Inc., 6.65%, 3/15/2018	8,000	9,114
Praxair, Inc., 4.5%, 8/15/2019	60,000	66,509
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	24,488
6.125%, 12/15/2033	41,000	49,778
Rohm & Haas Co., 6.0%, 9/15/2017	71,000	78,551
Southern Copper Corp., 6.75%, 4/16/2040	75,000	79,957
Vale Overseas Ltd., 6.875%, 11/21/2036	125,000	120,900
Westvaco Corp., 7.95%, 2/15/2031	80,000	107,874

		1,464,872
Telecommunication Services 1.6%
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	36,684
AT&T, Inc.:
2.625%, 12/1/2022 (a)	180,000	175,300
6.3%, 1/15/2038	15,000	17,958
6.4%, 5/15/2038	16,000	19,452
6.55%, 2/15/2039	51,000	62,607
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	55,917
9.625%, 12/15/2030	60,000	98,956
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	57,837
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	49,425
Orange SA, 5.375%, 7/8/2019	125,000	142,444
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	92,809
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	55,253
Telefonica Europe BV, 8.25%, 9/15/2030	35,000	50,989
Verizon Communications, Inc.:
2.625%, 2/21/2020 (a)	100,000	101,736
5.15%, 9/15/2023	200,000	229,297
7.75%, 12/1/2030	80,000	112,685
7.75%, 6/15/2032	80,000	103,439
Vodafone Group PLC, 6.15%, 2/27/2037	105,000	127,411

		1,590,199
Utilities 2.6%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	64,448
6.125%, 5/15/2038	42,000	57,419
Berkshire Hathaway Energy Co., 6.125%, 4/1/2036	100,000	130,352
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	65,000	69,642
Series D, 7.88%, 11/1/2017	60,000	69,807
Commonwealth Edison Co.:
5.8%, 3/15/2018	40,000	45,106
Series 106, 6.15%, 9/15/2017	80,000	89,255
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	74,300
Series 08-B, 6.75%, 4/1/2038	40,000	56,905
Dominion Resources, Inc., Series F, 5.25%, 8/1/2033	40,000	46,117
DTE Electric Co., 5.7%, 10/1/2037	40,000	52,371
Duke Energy Carolinas LLC, 6.05%, 4/15/2038	65,000	88,308
Duke Energy Indiana, Inc., 6.45%, 4/1/2039	125,000	178,628
Entergy Texas, Inc., 7.125%, 2/1/2019	115,000	136,813
Exelon Corp., 5.625%, 6/15/2035	20,000	23,888
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	117,728
Florida Power & Light Co.:
4.95%, 6/1/2035	40,000	47,765
5.55%, 11/1/2017	80,000	88,942
5.65%, 2/1/2037	40,000	52,475
KeySpan Corp., 8.0%, 11/15/2030	40,000	56,988
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	35,317
NiSource Finance Corp., 5.45%, 9/15/2020	60,000	69,069
Northern States Power Co., 6.25%, 6/1/2036	40,000	55,685
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	102,481
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	49,267
6.05%, 3/1/2034	50,000	65,324
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	25,386
5.795%, 3/15/2040	20,000	26,813
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	51,989
Sempra Energy, 6.0%, 10/15/2039	50,000	64,255
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	60,354
6.65%, 4/1/2029	40,000	53,750
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	52,139
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	125,000	139,506
Union Electric Co., 6.4%, 6/15/2017	80,000	88,496
United Utilities PLC, 5.375%, 2/1/2019	25,000	26,917
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	66,896
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	41,959

		2,622,860

Total Corporate Bonds (Cost $24,385,159)		27,455,794
Mortgage-Backed Securities Pass-Throughs 27.5%
Federal Home Loan Mortgage Corp.:
2.075% *, 12/1/2033	31,240	33,178
2.251% *, 5/1/2037	10,354	11,031
2.317% *, 3/1/2036	156,530	166,764
2.327% *, 11/1/2035	22,492	23,953
2.376% *, 4/1/2036	9,629	10,299
2.48% *, 9/1/2035	20,035	21,428
2.5%, 3/1/2027	285,265	294,035
2.617% *, 8/1/2036	14,970	16,011
2.805% *, 4/1/2037	21,603	23,102
3.0%, with various maturities from 11/1/2026 until 7/1/2043	1,467,635	1,510,209
3.5%, with various maturities from 8/1/2027 until 10/1/2043	1,787,713	1,884,785
4.0%, with various maturities from 1/1/2020 until 8/1/2042	1,590,427	1,713,367
4.047% *, 5/1/2037	5,395	5,635
4.5%, with various maturities from 1/1/2020 until 9/1/2041	705,152	766,451
5.0%, with various maturities from 12/1/2017 until 6/1/2036	680,378	750,059
5.5%, with various maturities from 6/1/2020 until 1/1/2038	470,118	527,867
6.0%, with various maturities from 9/1/2021 until 2/1/2038	516,887	588,154
6.5%, with various maturities from 6/1/2034 until 8/1/2036	130,932	151,051
7.0%, with various maturities from 12/1/2024 until 12/1/2026	11,412	13,247
7.5%, with various maturities from 5/1/2024 until 6/1/2027	2,733	3,183
Federal National Mortgage Association:
1.808% *, 6/1/2035	42,987	45,271
2.122% *, 7/1/2035	9,830	10,415
2.229% *, 3/1/2035	55,514	58,755
2.301% *, 11/1/2036	27,295	29,188
2.402% *, 1/1/2036	40,570	43,384
2.435% *, 4/1/2035	57,997	62,021
2.455% *, 9/1/2036	6,102	6,525
2.5%, 5/1/2028	212,880	219,590
2.506% *, 5/1/2040	75,373	80,602
2.833% *, 8/1/2036	10,430	11,154
3.0%, with various maturities from 1/1/2027 until 8/1/2043	2,178,902	2,253,071
3.48% *, 6/1/2041	101,887	108,693
3.5%, with various maturities from 12/1/2026 until 8/1/2042	2,336,457	2,466,846
3.551% *, 5/1/2041	86,019	91,986
4.0%, with various maturities from 12/1/2020 until 3/1/2042	2,935,773	3,158,995
4.5%, with various maturities from 2/1/2020 until 6/1/2042	1,417,050	1,553,566
5.0%, with various maturities from 12/1/2023 until 9/1/2041	727,131	809,070
5.5%, with various maturities from 8/1/2019 until 12/1/2038	608,694	681,881
6.0%, with various maturities from 12/1/2016 until 11/1/2037	367,077	418,746
6.5%, with various maturities from 1/1/2018 until 1/1/2038	231,861	267,408
7.0%, with various maturities from 5/1/2016 until 6/1/2038	154,808	179,871
7.5%, with various maturities from 1/1/2024 until 4/1/2028	7,325	8,593
8.0%, with various maturities from 12/1/2021 until 11/1/2031	14,677	17,627
8.5%, with various maturities from 12/1/2025 until 8/1/2031	2,549	3,071
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 4/20/2043	694,016	716,302
3.5%, with various maturities from 10/20/2041 until 7/20/2044	800,271	844,778
4.0%, with various maturities from 11/15/2024 until 8/20/2043	1,676,248	1,795,561
4.5%, with various maturities from 5/15/2039 until 1/20/2041	1,143,925	1,260,344
5.0%, with various maturities from 10/20/2035 until 8/20/2042	770,868	861,972
5.5%, with various maturities from 9/15/2033 until 10/20/2040	240,133	270,916
6.0%, with various maturities from 2/15/2029 until 12/15/2038	302,620	348,812
6.5%, with various maturities from 8/20/2032 until 10/20/2037	200,864	234,140
7.5%, 8/15/2031	1,382	1,672
8.0%, with various maturities from 7/15/2022 until 3/15/2032	35,468	43,341

Total Mortgage-Backed Securities Pass-Throughs (Cost $26,441,255)		27,477,976
Asset-Backed 0.6%
Automobile Receivables 0.1%
Carmax Auto Owner Trust, "A4", Series 2013-2, 0.84%, 11/15/2018	100,000	99,670
Credit Card Receivables 0.5%
Chase Issuance Trust:
"A1", Series 2014-A1, 1.15%, 1/15/2019	100,000	100,436
"A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	98,764
Citibank Credit Card Issuance Trust:
"A6", Series 2014-A6, 2.15%, 7/15/2021	100,000	101,689
"A8", Series 2007-A8, 5.65%, 9/20/2019	100,000	110,793
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	98,891

		510,573

Total Asset-Backed (Cost $590,227)		610,243
Commercial Mortgage-Backed Securities 2.3%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-4, 5.675%, 7/10/2046	100,000	105,778
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-T26, 5.471%, 1/12/2045	97,779	104,103
Commercial Mortgage Trust:
"A5", Series 2014-LC17, 3.917%, 10/10/2047	100,000	109,169
"A4", Series 2013-CR9, 4.377% *, 7/10/2045	186,000	209,052
"A4", Series 2007-C9, 5.989% *, 12/10/2049	80,000	86,940
Fannie Mae-Aces:
"ASQ2", Series 2014-M1, 2.323%, 11/25/2018	100,000	102,721
"A2", Series 2013-M14, 3.329%, 10/25/2023	100,000	107,255
FHLMC Multifamily Structured Pass-Through Certificates:
"A1", Series K019, 1.459%, 9/25/2021	82,730	82,483
"A1", Series K025, 1.875%, 4/25/2022	93,221	93,634
"A2", Series K020, 2.373%, 5/25/2022	100,000	101,580
"A2", Series K017, 2.873%, 12/25/2021	100,000	104,938
"A2", Series K041, 3.171%, 10/25/2024	100,000	106,096
JPMBB Commercial Mortgage Securities Trust, "A4", Series 2013-C17, 4.199%, 1/15/2047	100,000	111,433
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-CB18, 5.44%, 6/12/2047	81,374	85,932
"A4", Series 2007-CB19, 5.885% *, 2/12/2049	100,000	107,686
"A4", Series 2007-LD11, 5.962% *, 6/15/2049	100,000	106,930
LB-UBS Commercial Mortgage Trust:
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	51,653
"A3", Series 2007-C7, 5.866%, 9/15/2045	67,467	74,163
Morgan Stanley Capital I Trust, "A2", Series 2011-C3, 3.224%, 7/15/2049	90,912	93,428
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	175,000	185,379
WFRBS Commercial Mortgage Trust, "A5", Series 2014-C19, 4.101%, 3/15/2047	100,000	110,870

Total Commercial Mortgage-Backed Securities (Cost $2,154,420)		2,241,223
Government & Agency Obligations 38.1%
Other Government Related (b) 1.8%
Asian Development Bank, 1.75%, 9/11/2018	250,000	254,865
European Investment Bank:
0.875%, 4/18/2017	250,000	250,872
4.875%, 2/15/2036	65,000	87,468
5.125%, 5/30/2017	40,000	43,689
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	80,000	108,601
Inter-American Development Bank, 3.875%, 9/17/2019	210,000	232,443
International Bank for Reconstruction & Development:
Series 1312, 4.75%, 2/15/2035	20,000	25,934
5.0%, 4/1/2016	40,000	41,845
8.625%, 10/15/2016	100,000	111,700
KFW:
Zero Coupon, 4/18/2036	210,000	121,254
2.375%, 8/25/2021	165,000	171,394
Landwirtschaftliche Rentenbank, 5.125%, 2/1/2017	80,000	86,420
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	161,668
Petroleos Mexicanos:
4.875%, 1/24/2022	100,000	106,125
6.625%, 6/15/2035	40,000	45,800

		1,850,078
Sovereign Bonds 2.7%
Federal Republic of Brazil:
5.625%, 1/7/2041 (a)	150,000	152,625
7.125%, 1/20/2037	40,000	47,500
Province of Ontario:
4.0%, 10/7/2019	245,000	270,695
4.4%, 4/14/2020	100,000	113,077
4.95%, 11/28/2016	25,000	26,730
Province of Quebec:
4.625%, 5/14/2018	40,000	44,112
5.125%, 11/14/2016	40,000	42,828
Series NN, 7.125%, 2/9/2024	80,000	107,644
Republic of Colombia, 4.375%, 7/12/2021	250,000	265,000
Republic of Italy, 5.375%, 6/15/2033	80,000	97,367
Republic of Korea, 5.125%, 12/7/2016	100,000	107,103
Republic of Panama, 5.2%, 1/30/2020	100,000	111,250
Republic of Peru, 7.35%, 7/21/2025	115,000	156,400
Republic of Philippines, 5.5%, 3/30/2026	200,000	245,250
Republic of Poland, 6.375%, 7/15/2019	165,000	194,081
Republic of South Africa, 6.875%, 5/27/2019	100,000	114,990
Republic of Turkey, 6.0%, 1/14/2041	200,000	227,290
State of Israel, 5.125%, 3/26/2019	100,000	113,250
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	234,960

		2,672,152
U.S. Government Sponsored Agencies 4.2%
Federal Home Loan Bank, 1.0%, 6/21/2017	820,000	824,637
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	424,674
2.5%, 5/27/2016	822,000	842,238
3.75%, 3/27/2019	622,000	681,958
6.25%, 7/15/2032	100,000	148,797
6.75%, 9/15/2029	3,000	4,501
Federal National Mortgage Association:
1.875%, 9/18/2018	500,000	512,909
6.25%, 5/15/2029	105,000	150,773
7.125%, 1/15/2030	41,000	63,845
7.25%, 5/15/2030	164,000	257,875
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	242,238

		4,154,445
U.S. Treasury Obligations 29.4%
U.S. Treasury Bonds:
3.5%, 2/15/2039	322,000	381,268
3.625%, 8/15/2043	250,000	305,508
3.875%, 8/15/2040	161,000	202,671
4.25%, 5/15/2039	506,000	668,157
4.5%, 2/15/2036	41,000	55,853
4.5%, 8/15/2039	277,000	379,165
4.625%, 2/15/2040	154,000	214,962
6.0%, 2/15/2026	66,000	91,941
6.25%, 8/15/2023	486,000	655,455
7.25%, 8/15/2022	341,000	473,724
U.S. Treasury Notes:
0.75%, 12/31/2017	1,765,000	1,761,691
0.875%, 4/15/2017	500,000	502,930
0.875%, 10/15/2017	1,000,000	1,003,438
0.875%, 1/15/2018	1,500,000	1,501,524
1.25%, 1/31/2020	1,000,000	994,844
1.5%, 2/28/2019	1,000,000	1,012,344
1.5%, 5/31/2019	1,500,000	1,516,172
1.5%, 10/31/2019	1,000,000	1,007,891
1.75%, 3/31/2022	90,000	90,232
2.0%, 9/30/2020	2,000,000	2,054,376
2.0%, 11/15/2021	822,000	840,431
2.0%, 2/15/2022	1,143,000	1,166,574
2.125%, 6/30/2021	1,225,000	1,261,175
2.125%, 8/15/2021	1,519,000	1,563,502
2.25%, 11/15/2024	500,000	514,024
2.625%, 8/15/2020	1,849,000	1,959,363
2.75%, 11/15/2023	500,000	536,172
2.75%, 2/15/2024	250,000	267,930
3.25%, 3/31/2017	1,425,000	1,500,925
3.375%, 11/15/2019	1,232,000	1,345,286
3.625%, 8/15/2019	2,054,000	2,258,919
3.625%, 2/15/2020	822,000	910,815
3.75%, 11/15/2018	390,000	426,867

		29,426,129

Total Government & Agency Obligations (Cost $35,706,621)		38,102,804
Municipal Bonds and Notes 2.0%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	96,714
California, State Build America Bonds, 7.55%, 4/1/2039	75,000	117,414
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029	80,000	82,178
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	40,000	51,673
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035	40,000	46,773
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040	80,000	108,030
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	104,941
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	53,916
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028	245,000	272,763
Series B, 6.561%, 12/15/2040	40,000	51,249
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	25,380
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	95,880
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.724%, 6/15/2042	80,000	105,773
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049	80,000	119,467
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	48,953
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	24,880
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	88,238
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	42,507
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040	125,000	160,402
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	54,463
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046	40,000	48,990
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	48,700
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	53,622
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	43,214
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	52,288

Total Municipal Bonds and Notes (Cost $1,639,002)		1,998,408

	Shares	Value ($)
Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 0.11% (c) (d) (Cost $636,967)	636,967	636,967
Cash Equivalents 1.7%
Central Cash Management Fund, 0.08% (c) (Cost $1,669,809)	1,669,809	1,669,809

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $93,223,460) †	100.3	100,193,224
Other Assets and Liabilities, Net	(0.3)	(271,069)

Net Assets	100.0	99,922,155

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2015.

†
The cost for federal income tax purposes was $93,214,851.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $6,978,373.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,159,721 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $181,348.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $619,069, which is 0.6% of net assets.

(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$27,455,794	$—	$27,455,794
Mortgage-Backed Securities Pass-Throughs	—	27,477,976	—	27,477,976
Asset-Backed	—	610,243	—	610,243
Commercial Mortgage-Backed Securities	—	2,241,223	—	2,241,223
Government & Agency Obligations	—	38,102,804	—	38,102,804
Municipal Bonds and Notes	—	1,998,408	—	1,998,408
Short-Term Investments (e)	2,306,776	—	—	2,306,776

Total	$2,306,776	97,886,448	$—	$100,193,224

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Bond Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015